INTANGIBLE ASSETS - Intangible Assets Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	$ 3,271.9	$ 4,050.8
Business combinations (Note 2)	475.4
Amortization	(132.5)	(129.4)
Impairment	(2.1)	(616.3)
Transfers and others	(5.2)	(7.7)
Foreign currency exchange differences	169.2	(5.4)
Intangible assets, end	3,871.0	3,271.9
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	4,722.9
Intangible assets, end	5,506.2	4,722.9
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(1,451.0)
Intangible assets, end	(1,635.2)	(1,451.0)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	1,971.3	2,663.3
Business combinations (Note 2)	350.2
Impairment	0.0	(568.0)
Transfers and others	0.0	0.0
Foreign currency exchange differences	118.2	(3.6)
Intangible assets, end	2,439.7	1,971.3
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	2,539.3
Intangible assets, end	3,040.3	2,539.3
Goodwill | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(568.0)
Intangible assets, end	(600.6)	(568.0)
Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	287.2	294.7
Business combinations (Note 2)	0.7
Amortization	(35.8)	(37.7)
Impairment	(2.1)	(38.8)
Transfers and others	(0.5)	(6.5)
Foreign currency exchange differences	3.8	0.1
Intangible assets, end	320.3	287.2
Capitalized development costs | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	535.5
Intangible assets, end	599.1	535.5
Capitalized development costs | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(248.3)
Intangible assets, end	(278.8)	(248.3)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	505.2	554.3
Business combinations (Note 2)	124.5
Amortization	(44.5)	(42.9)
Impairment	0.0	(2.6)
Transfers and others	0.0	0.0
Foreign currency exchange differences	32.5	(2.1)
Intangible assets, end	617.7	505.2
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	781.8
Intangible assets, end	955.6	781.8
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(276.6)
Intangible assets, end	(337.9)	(276.6)
Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	246.3	253.4
Business combinations (Note 2)	0.0
Amortization	(17.2)	(15.8)
Impairment	0.0	0.0
Transfers and others	0.0	(0.3)
Foreign currency exchange differences	5.1	0.2
Intangible assets, end	235.4	246.3
Licenses | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	329.2
Intangible assets, end	337.4	329.2
Licenses | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(82.9)
Intangible assets, end	(102.0)	(82.9)
Technology, software and ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	253.4	269.6
Business combinations (Note 2)	0.0
Amortization	(33.8)	(30.5)
Impairment	0.0	(4.2)
Transfers and others	(4.8)	(0.9)
Foreign currency exchange differences	9.1	0.0
Intangible assets, end	243.5	253.4
Technology, software and ERP | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	499.8
Intangible assets, end	528.6	499.8
Technology, software and ERP | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(246.4)
Intangible assets, end	(285.1)	(246.4)
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	8.5	15.5
Business combinations (Note 2)	0.0
Amortization	(1.2)	(2.5)
Impairment	0.0	(2.7)
Transfers and others	0.1	0.0
Foreign currency exchange differences	0.5	0.0
Intangible assets, end	14.4	8.5
Other intangible assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	37.3
Intangible assets, end	45.2	37.3
Other intangible assets | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(28.8)
Intangible assets, end	(30.8)	(28.8)
Additions – internal development
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	86.6	139.1
Additions – internal development | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	67.0	114.5
Additions – internal development | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – internal development | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – internal development | Technology, software and ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	19.6	24.6
Additions – internal development | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – acquired separately
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	1.3	8.8
Disposal of discontinued operations (Note 3)		(168.0)
Additions – acquired separately | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Disposal of discontinued operations (Note 3)		(120.4)
Additions – acquired separately | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Disposal of discontinued operations (Note 3)		(39.1)
Additions – acquired separately | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Disposal of discontinued operations (Note 3)		(1.5)
Additions – acquired separately | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	1.2	8.8
Disposal of discontinued operations (Note 3)		0.0
Additions – acquired separately | Technology, software and ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Disposal of discontinued operations (Note 3)		(5.2)
Additions – acquired separately | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.1	0.0
Disposal of discontinued operations (Note 3)		$ (1.8)
Additions – non cash
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	6.4
Additions – non cash | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0
Additions – non cash | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0
Additions – non cash | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0
Additions – non cash | Technology, software and ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0
Additions – non cash | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	$ 6.4